Other Payables - Schedule of Other Payables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Payables [Abstract]
Interest payable	$ 367,480	$ 302,758
Other payables	960,695	489,534
Total	$ 1,328,175	$ 792,292